Financial Highlights (Details) - Schedule of Finanacial Highlights - $ / shares	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Capital Unit, Class A [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period (in Dollars per share)	$ 67.49		$ 71.25		$ 76.92
Total Trading income (loss):
Trading gain (loss) (in Dollars per share)	(1.38)		5.31		1.37
Investment income (in Dollars per share)	0.02		0.04		0.20
Expenses (in Dollars per share)	(8.04)		(9.11)		(7.24)
Trading income (loss) (in Dollars per share)	(9.40)		(3.76)		(5.67)
Net asset value of Trading units, end of period (in Dollars per share)	$ 58.09		$ 67.49		$ 71.25
Total return:
Total return before incentive fees	(12.71%)		(3.28%)		(6.72%)
Less incentive fee allocations	(1.22%)		(1.99%)		(0.66%)
Total return	(13.93%)		(5.27%)		(7.38%)
Ratios to average net assets:
Trading (loss)	(15.48%)		(9.26%)		(8.61%)
Expenses:
Expenses, less incentive fees	(11.87%)		(12.34%)		(9.30%)
Incentive fees	(1.22%)		(1.99%)		(0.66%)
Total expenses	(13.09%)		(14.33%)		(9.96%)
Capital Unit, Class B [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period (in Dollars per share)	$ 76.11		$ 78.74		$ 83.34
Total Trading income (loss):
Trading gain (loss) (in Dollars per share)	(1.59)		6.08		1.53
Investment income (in Dollars per share)	0.02		0.04		0.22
Expenses (in Dollars per share)	(7.70)		(8.75)		(6.35)
Trading income (loss) (in Dollars per share)	(9.27)		(2.63)		(4.60)
Net asset value of Trading units, end of period (in Dollars per share)	$ 66.84		$ 76.11		$ 78.74
Total return:
Total return before incentive fees	(11.01%)		(1.94%)		(4.79%)
Less incentive fee allocations	(1.17%)		(1.41%)		(0.73%)
Total return	(12.18%)		(3.35%)		(5.52%)
Ratios to average net assets:
Trading (loss)	(13.10%)		(15.76%)		(5.78%)
Expenses:
Expenses, less incentive fees	(9.76%)		(10.67%)		(7.33%)
Incentive fees	(1.17%)		(1.41%)		(0.73%)
Total expenses	(10.93%)		(12.08%)		(8.06%)
Capital Unit, Class C [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period (in Dollars per share)	$ 0	[1]	$ 0		$ 0
Total Trading income (loss):
Trading gain (loss) (in Dollars per share)	0	[1]	0		0
Investment income (in Dollars per share)	0	[1]	0		0
Expenses (in Dollars per share)	0	[1]	0		0
Trading income (loss) (in Dollars per share)	0	[1]	0		0
Net asset value of Trading units, end of period (in Dollars per share)	$ 0	[1]	$ 0	[1]	$ 0
Total return:
Total return before incentive fees	5.22%	[1]	0.00%		0.00%
Less incentive fee allocations	(1.22%)	[1]	0.00%		0.00%
Total return	4.00%	[1]	0.00%		0.00%
Ratios to average net assets:
Trading (loss)	3.93%	[1]	0.00%		0.00%
Expenses:
Expenses, less incentive fees	(0.49%)	[1]	0.00%		0.00%
Incentive fees	(1.22%)	[1]	0.00%		0.00%
Total expenses	(1.71%)	[1]	0.00%		0.00%

[1]	No financial highlights per share operating performance has been presented for Class C units since all Class C units were purchased and fully redeemed in January 2015. Class C net assets were zero at the beginning and the end of the year.